Share-based Compensation - Share Option Scheme (Details) - Share Option Scheme	6 Months Ended
Jun. 30, 2024 shares
Share-based Compensation
Aggregate number of shares issuable	41,977,648
Number of shares authorized but unissued	628,640,280
Maximum
Share-based Compensation
Expiry period	10 years
Four-year awards
Share-based Compensation
Vesting period	4 years
Vesting percentage upon first anniversary	25.00%
Annual vesting percentage after the first anniversary	25.00%